Selected Quarterly Financial Data - Unaudited (Details) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Jan. 31, 2018
Selected Quarterly Financial Information [Abstract]
Net Sales | $	$ 15,680	$ 15,062	$ 15,280	$ 13,815	$ 14,659	$ 14,354	$ 14,874	$ 13,357	$ 59,837	$ 57,244	$ 56,098
Gross margin | $	3,947	4,019	4,180	3,738	3,936	4,012	4,133	3,703
Net income attributable to common shareowners | $	$ 397	$ 1,330	$ 1,439	$ 1,386	$ 1,013	$ 1,480	$ 1,379	$ 1,183	$ 4,552	$ 5,055	$ 7,608
Earnings Per Share of Common Stock - Basic and Diluted:
Basic - net income	$ 0.50	$ 1.69	$ 1.83	$ 1.75	$ 1.26	$ 1.80	$ 1.67	$ 1.43	$ 5.76	$ 6.18	$ 8.72
Diluted - net income	0.50	1.67	1.80	1.73	1.25	1.78	1.65	1.42	5.70	6.12	8.61
Common Stock Price - High	128.12	123.71	122.50	113.68	110.98	109.69	105.89	100.25
Common Stock Price - Low	116.38	109.55	111.93	108.18	98.67	100.10	97.21	84.66
Dividend	$ 0.70	$ 0.70	$ 0.66	$ 0.66	$ 0.66	$ 0.66	$ 0.66	$ 0.64	$ 2.72	$ 2.62	$ 2.56
Registered Shareholders Total												18,393